Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other current receivables [abstract]
Other current receivable	SFr 124	SFr 101
Swiss VAT	249	327
Withholding tax	19	0
Total other current receivables	SFr 392	SFr 428
Top of Range [Member]
Other current receivables [abstract]
Maturity period, other current receivables	3 months